Real Property Acquisitions and Development	12 Months Ended
Dec. 31, 2012
Real Property Acquisitions and Development [Abstract]
Real Property Acquisitions and Development

3. Real Property Acquisitions and Development

The total purchase price for all properties acquired has been allocated to the tangible and identifiable intangible assets, liabilities and noncontrolling interests based upon their respective fair values in accordance with our accounting policies. The results of operations for these acquisitions have been included in our consolidated results of operations since the date of acquisition and are a component of the appropriate segments. Transaction costs primarily represent costs incurred with property acquisitions, including due diligence costs, fees for legal and valuation services and termination of pre-existing relationships computed based on the fair value of the assets acquired, lease termination fees and other acquisition-related costs. During the year ended December 31, 2012, we finalized our purchase price allocation of certain previously reported acquisitions and there were no material changes from those previously disclosed.

Seniors Housing Triple-net Activity

The following is our purchase price allocations and other seniors housing triple-net real property investment activity for the periods presented (in thousands):

	Year Ended December 31,
	2012(1)	2011	2010
Land and land improvements	$87,242	$212,156	$61,290
Buildings and improvements	984,077	3,108,508	967,239
Receivables and other assets	119	9,101	0
Total assets acquired(2)	1,071,438	3,329,765	1,028,529
Secured debt	(89,881)	(93,431)	(84,086)
Accrued expenses and other liabilities	(3,542)	(91,290)	(26,345)
Total liabilities assumed	(93,423)	(184,721)	(110,431)
Capital in excess of par	921	0	0
Noncontrolling interests	(17,215)	0	0
Non-cash acquisition related activity	(616)	(2,532)	(9,922)
Cash disbursed for acquisitions	961,105	3,142,512	908,176
Construction in progress additions	179,684	182,626	85,993
Less: Capitalized interest	(6,041)	(5,752)	(6,396)
Cash disbursed for construction in progress	173,643	176,874	79,597
Capital improvements to existing properties	67,026	0	21,833
Total cash invested in real property, net of cash acquired	$1,201,774	$3,319,386	$1,009,606

(1) Includes acquisitions with an aggregate purchase price of $37,772,000 for which the allocation of the purchase price consideration is preliminary and subject to change.
(2) Excludes $2,031,000 of cash acquired during the year ended December 31, 2012.

Seniors Housing Operating Activity

Acquisitions of seniors housing operating properties are structured under RIDEA, which is described in Note 18. This structure results in the inclusion of all resident revenues and related property operating expenses from the operation of these qualified health care properties in our consolidated statements of comprehensive income. Certain of our subsidiaries’ functional currencies are the local currencies of their respective countries. See Note 2 for information regarding our foreign currency policies.

The following is a summary of our seniors housing operating real property investment activity for the periods presented (in thousands):

	Year Ended December 31,
	2012(1)	2011	2010
Land and land improvements	$146,332	$112,350	$75,620
Buildings and improvements	1,341,560	1,512,764	676,623
Acquired lease intangibles	118,077	122,371	63,757
Restricted cash	1,296	20,699	-
Receivables and other assets	10,125	901	16,459
Total assets acquired(2)	1,617,390	1,769,085	832,459
Secured debt	(124,190)	(796,272)	(305,167)
Accrued expenses and other liabilities	(17,347)	(44,483)	(6,849)
Total liabilities assumed	(141,537)	(840,755)	(312,016)
Capital in excess of par	-	(6,017)	(43,641)
Noncontrolling interests	(56,884)	(69,984)	(101,091)
Cash disbursed for acquisitions	1,418,969	852,329	375,711
Capital improvements to existing properties	21,751	15,880	1,735
Total cash invested in real property, net of cash acquired	$1,440,720	$868,209	$377,446

(1) Includes acquisitions with an aggregate purchase price of $1,370,128,000 for which the allocation of the purchase price consideration is preliminary and subject to change.
(2) Excludes $20,691,000, $38,952,000 and $8,532,000 of cash acquired during the years ended December 31, 2012, 2011 and 2010, respectively.

Medical Facilities Activity

Accrued contingent consideration related to certain medical facility acquisitions was $34,692,000 and $39,827,000 as of December 31, 2012 and 2011, respectively. Of the amount recognized, $12,500,000 is required to be settled in the Company’s common stock upon the achievement of certain performance thresholds. The following is a summary of our medical facilities real property investment activity for the periods presented (in thousands):

	Year Ended December 31,
	2012(1)	2011	2010
Land and land improvements	$68,619	$48,342	$49,632
Buildings and improvements	648,409	520,976	513,152
Acquired lease intangibles	115,233	60,609	67,929
Restricted cash	975	100	0
Goodwill(2)	0	0	68,321
Receivables and other assets	4,469	3,053	0
Total assets acquired(3)	837,705	633,080	699,034
Secured debt	(267,527)	(72,225)	(170,255)
Accrued expenses and other liabilities	(25,928)	(34,214)	(75,010)
Total liabilities assumed	(293,455)	(106,439)	(245,265)
Capital in excess of par	0	0	(2,721)
Noncontrolling interests	(193)	(7,211)	(10,848)
Preferred stock	0	0	(16,667)
Non-cash acquisition related activity	(880)	0	0
Cash disbursed for acquisitions	543,177	519,430	423,533
Construction in progress additions	134,830	165,593	252,595
Less: Capitalized interest	(3,736)	(7,412)	(13,924)
Accruals	(18,327)	(33,451)	(11,435)
Cash disbursed for construction in progress	112,767	124,730	227,236
Capital improvements to existing properties	46,673	24,031	36,354
Total cash invested in real property, net of cash acquired	$702,617	$668,191	$687,123

(1) Includes acquisitions with an aggregate purchase price of $190,799,000 for which the allocation of the purchase price consideration is preliminary and subject to change.
(2) Goodwill represents the estimated fair value of the future development pipeline expected to be generated. Cash flows from this future pipeline are expected to come from development activities and the ability to perform the management functions at the assets after the properties are developed.
(3) Excludes $2,154,000 of cash acquired during the year ended December 31, 2011.

Construction Activity

     The following is a summary of the construction projects that were placed into service and began generating revenues during the periods presented:

	Year Ended
	December 31, 2012	December 31, 2011	December 31, 2010
Development projects:
Seniors housing triple-net	$146,913	$114,161	$273,034
Medical facilities	189,135	355,935	162,376
Total development projects	336,048	470,096	435,410
Expansion projects	4,983	45,414	3,216
Total construction in progress conversions	$341,031	$515,510	$438,626

At December 31, 2012, future minimum lease payments receivable under operating leases (excluding properties in our seniors housing operating partnerships and excluding any operating expense reimbursements) are as follows (in thousands):

2013	$1,039,427
2014	980,258
2015	952,029
2016	950,079
2017	929,224
Thereafter	7,579,800
Totals	$12,430,817